Reverse Capitalization	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Reverse Capitalization
3.	Reverse Capitalization
Immediately prior to the Closing:

•	All 12,671,911 outstanding shares of Old Spire Series A Convertible Preferred Stock were converted into an equivalent number of shares of Old Spire Common Stock on a one-to-one basis.

•	All 4,869,754 outstanding shares of Old Spire Series B Convertible Preferred Stock were converted into an equivalent number of shares of Old Spire Common Stock on a one-to-one basis

•	All 7,592,402 outstanding shares of Old Spire Series C Convertible Preferred Stock were converted into an equivalent number of shares of Old Spire Common Stock on a one-to-one basis

•
Each of the Convertible Notes (as defined in Note 9) automatically converted into shares of Old Spire Common Stock. The conversion ratio for the 2019 and 2020 Convertible Notes was 2.4808 and the conversion ratio for the 2021 Convertible Notes was 13.6466.

•
Old Spire Warrants (with the exception of warrants for 909,798 shares issued to European Investment Bank (“EIB,” and such warrants, the “EIB Warrants”)) were exercised in full on a cashless basis into the right to receive shares of Old Spire Common Stock, which was settled on a net-basis.
The EIB Warrants were settled as of December 31, 2021 (Note 8).

Pursuant to the Merger Agreement, at the Closing:

•
Each share of outstanding Class A common stock and Class B common stock of NavSight was exchanged for one share of Class A Common Stock of New Spire, par value $0.0001 per share (“New Spire Class A Common Stock”).

•
Each share of Old Spire Common Stock, including shares of Old Spire Common Stock issued pursuant to the conversion of the Old Spire Preferred Stock, the Convertible Notes and the Old Spire Warrants (excluding the EIB warrants), was converted into a number of shares of New Spire Class A Common Stock equal to the Per Share Closing Consideration (“the exchange ratio”) of 1.7058, as defined in the Merger Agreement.

•
Each share of Old Spire Common Stock is entitled to the contingent earnout right to receive a number of shares of New Spire Class A Common Stock equal to a Per Share Earnout Consideration of 0.1236, as defined in the Merger Agreement, payable in four equal tranches if the trading price of the New Spire Class A Common Stock is greater than or equal to $13.00, $16.00, $19.00, or $22.00 for any 20 trading days within any 30 consecutive trading day period on or prior to the date that is five years following the Closing Date, as adjusted based on the formula defined in the Merger Agreement with respect to the portion of earnout value allocated to holders of options to purchase shares of Old Spire Common Stock (“Old Spire Options”) assumed by NavSight.

•	All outstanding Old Spire Options were assumed and converted into option awards that are exercisable for shares of New Spire Class A Common Stock pursuant to an option exchange ratio of 1.8282.

•	The outstanding EIB Warrants were assumed by New Spire and converted into warrants that are exercisable for a number of shares of New Spire Class A Common Stock equal to the exchange ratio of 1.7058.

•
The Old Spire Founders purchased 12,058,614 shares of New Spire Class B Common Stock, which equal the number of shares of New Spire Class A Common Stock that each Founder received at the Closing. Shares of New Spire Class B Common Stock carry nine votes per share, do not have dividend rights, are entitled to receive a maximum of $
0.0001
per share of New Spire Class B Common Stock upon liquidation, are subject to certain additional restrictions on transfer, and are subject to forfeiture in certain circumstances.

All fractional shares were rounded down.
On February 28, 2021, concurrently with the execution of the Merger Agreement, NavSight entered into Subscription Agreements with the PIPE Investors, pursuant to which the PIPE Investors collectively subscribed for 24,500,000 shares of New Spire Class A Common Stock for an aggregate purchase price equal to $245,000 (the “PIPE Investment”) less approximately $7,142 of equity issuance costs associated with the PIPE Investment. The PIPE Investment was consummated immediately prior to the Closing. The number of shares of Common Stock issued immediately following the Closing was:

Number of Shares
Old Spire Common Stock (excluding Founders)	6,405,302
Old Spire Convertible Preferred Stock	42,873,636
Old Spire Convertible Notes	37,034,620
Old Spire Warrants (excluding EIB warrants)	672,355

Total Class A common shares to Old Spire stockholders (excluding Founders)	86,985,913
New Spire Class A Common Stock issued to Old Spire Founders	12,058,614
New Spire Class A Common Stock issued to PIPE Investors	24,500,000
New Spire Class A Common Stock held by public stockholders	1,979,515
New Spire Class A Common Stock issued to FP Lenders	2,468,492
New Spire Class A Common Stock resulting from conversion of NavSight Class B Common Stock	5,750,000

Total Shares of New Spire Class A Common Stock	133,742,534
New Spire Class B Common Stock issued to Old Spire Founders	12,058,614

Total Shares of New Spire Common Stock	145,801,148

The Merger is accounted for as a reverse recapitalization under GAAP. This determination is primarily based on Old Spire stockholders comprising a relative majority of the voting power of New Spire and having the ability to nominate the members of the board of directors of New Spire, Old Spire’s operations prior to the acquisition comprising the only ongoing operations of New Spire, and Old Spire’s senior management comprising a majority of the senior management of New Spire. Under this method of accounting, NavSight is treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Spire Global, Inc. represent a continuation of the financial statements of Old Spire with the Merger being treated as the equivalent of Old Spire issuing stock for the net assets of NavSight, accompanied by a recapitalization. The net assets of NavSight are stated at historical costs, with no goodwill or other intangible assets recorded. Operations prior to the Merger are presented as those of Old Spire. All periods prior to the Merger have been retrospectively adjusted using the exchange ratio for the equivalent number of shares outstanding immediately after the Merger to affect the reverse recapitalization.
In connection with the Merger, the Company raised $264,823 of proceeds including the contribution of $230,027 of cash held in NavSight’s trust account from its initial public offering, net of redemptions of NavSight public stockholders of $210,204, and $245,000 of cash in connection with the PIPE Investment. The Company incurred $38,569 of merger costs, consisting of banking, legal, and other professional fees, of which $31,978 was recorded as a reduction to additional paid-in
capital, and the remaining $6,591 was expensed to General and administrative expenses in the Consolidated Statements of Operations.